SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about changes in non-cash working capital [Table Text Block]
	Year ended	Year ended
	December 31, 2022	December 31, 2021
Trade receivables and other assets	$(3,726)	$1,455
Accounts payable and accrued liabilities	4	(504)
Advances from joint venture partners	749	(635)
	$(2,973)	$316

Disclosure of interest paid and income tax [Table Text Block]
	December 31, 2022	December 31, 2021
Interest paid	$3,167	$1,171
Income taxes paid	167	-
	$3,334	$1,171